November 12, 2008

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Mr. Larry Greene

RE:	Jennison Blend Fund, Inc.

Securities Act Registration File No. 2-75128

Investment Company Act File No. 811-03336

________________________________________________________

To the Securities and Exchange Commission:

Enclosed herewith for filing through EDGAR on behalf of Jennison Blend Fund, Inc. (the “Registrant”) is Post-Effective Amendment No.40 to the Registration Statement under the Securities Act of 1933 and Amendment No. 41 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is filed under Rule 485(a)(1) of the Securities Act of 1933 for the purpose of reflecting approval by Registrant’s Board of Directors at a meeting held November 6, 2008 of (i) a change in non-fundamental investment policy for Registrant that permits Registrant to increase its weightings to small- and mid-cap stocks; (ii) a corresponding change in benchmark index to replace the S&P 500 Index with the Russell 3000 Index as a benchmark index and remove the Russell 1000 Index as a secondary index; and (iii) addition of three portfolio managers, one with expertise in small- and mid-cap issuers, and two with responsibility for managing the aggregate market capitalization and style exposures of Registrant and who also have oversight of the analytical tools used to support the investment strategy.

With these changes, Registrant anticipates that Lipper, Inc. will re-classify Registrant from a large cap core fund to a multi-cap core fund. Changes made from Registrant’s current prospectus and statement of additional information are marked in the Amendment.

Registrant’s fiscal year-end is August 31st, and the financial statements in its current prospectus and statement of additional information expire December 29, 2008. As a result, requests for acceleration of effectiveness of the Amendment to December 29, 2008 signed by Registrant, and separately signed by Registrant’s investment adviser and Registrant’s distributor, are enclosed.

As discussed with Mr. Larry Greene of the Staff on November 4, 2008, to the extent effectiveness of the Amendment can be accelerated to mid-December in advance of the year-end holidays, Registrant would be appreciative.

Registrant will file a post-effective amendment under Rule 485(b) of the Securities Act of 1933 concurrently with acceleration of effectiveness of the Amendment that will include Registrant’s August 31, 2008 fiscal year-end financial statements.

I may be reached at (973) 367-1495 with any questions. Thank you.

Sincerely,

  /s/ Katherine P. Feld

Katherine P. Feld
Vice President & Corporate Counsel